Consolidated Statements of Changes in Equity - USD ($)	Common stock – Class A	Common stock – Class B	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2017	$ 16,936	$ 30,345	$ 39,233,137	$ (31,246,202)	$ 3,118,899	$ 11,153,115
Balance (in Shares) at Dec. 31, 2017	775,183	1,388,888
Issuance of shares upon excise of share-based awards	$ 52		17,799			17,851
Issuance of shares upon excise of share-based awards (in Shares)	2,375
Issuance of shares to non-employees	$ 1,297		1,122,702			1,123,999
Issuance of shares to non-employees (in Shares)	59,375
Stock based compensation			247,134			247,134
Foreign currency translation					(515,477)	(515,477)
Net loss				(8,910,002)		(8,910,002)
Balance at Dec. 31, 2018	$ 18,285	$ 30,345	40,620,772	(40,156,204)	2,603,422	3,116,620
Balance (in Shares) at Dec. 31, 2018	836,933	1,388,888
Stock based compensation			69,176			69,176
Exemption of borrowings from related party			143,301			143,301
Foreign currency translation					(166,892)	(166,892)
Net loss				(4,450,994)		(4,450,994)
Balance at Dec. 31, 2019	$ 18,285	$ 30,345	40,833,249	(44,607,198)	2,436,530	(1,288,789)
Balance (in Shares) at Dec. 31, 2019	836,933	1,388,888
Issuance of shares	$ 30,014		7,162,523			7,192,537
Issuance of shares (in Shares)	1,373,750
Foreign currency translation					150,340	150,340
Net loss				(3,241,697)		(3,241,697)
Balance at Dec. 31, 2020	$ 48,299	$ 30,345	$ 47,995,772	$ (47,848,895)	$ 2,586,870	$ 2,812,391
Balance (in Shares) at Dec. 31, 2020	2,210,683	1,388,888